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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-PX



          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number                811-22856
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                     Goldman Sachs MLP Income Opportunities Fund
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               (Exact name of registrant as specified in charter)

                 200 West Street, New York, New York 10282
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   (Address of principal executive offices)                      (Zip code)


                  Caroline Kraus, Esq. Goldman Sachs & Co. LLC
                200 West Street, 15th Floor, New York, NY 10282
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                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-902-1000
                                                    ---------------------------
Date of fiscal year end:  November 30
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Date of reporting period: July 1, 2017 - June 30, 2018
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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-22856
Reporting Period: 07/01/2017 - 06/30/2018
Goldman Sachs MLP Income Opportunities Fund









================= Goldman Sachs MLP Income Opportunities Fund ==================


ALLIANCE HOLDINGS GP, L.P.

Ticker:       AHGP           Security ID:  01861G100
Meeting Date: MAY 29, 2018   Meeting Type: Written Consent
Record Date:  APR 25, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve the Simplification Agreement    For       For          Management
      and the Transactions Contemplated
      Thereby, Including the Merger


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ARC LOGISTICS PARTNERS LP

Ticker:       ARCX           Security ID:  03879N101
Meeting Date: DEC 18, 2017   Meeting Type: Special
Record Date:  OCT 20, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management


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ARCHROCK PARTNERS, L.P.

Ticker:       APLP           Security ID:  03957U100
Meeting Date: APR 25, 2018   Meeting Type: Special
Record Date:  MAR 14, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Adjourn Meeting                         For       For          Management


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BUCKEYE PARTNERS, L.P.

Ticker:       BPL            Security ID:  118230101
Meeting Date: JUN 05, 2018   Meeting Type: Annual
Record Date:  APR 09, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Pieter Bakker            For       For          Management
1.2   Elect Director Barbara M. Baumann       For       For          Management
1.3   Elect Director Mark C. McKinley         For       For          Management
2     Amend Partnership Agreement             For       For          Management
3     Ratify Deloitte & Touche LLP as         For       For          Management
      Auditors
4     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation


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CAPITAL PRODUCT PARTNERS L.P.

Ticker:       CPLP           Security ID:  Y11082107
Meeting Date: SEP 08, 2017   Meeting Type: Annual
Record Date:  JUL 14, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Rory Hussey              For       For          Management
2     Ratify Deloitte Certified Public        For       For          Management
      Accountants S.A. as Auditors


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GOLAR LNG PARTNERS LP

Ticker:       GMLP           Security ID:  Y2745C102
Meeting Date: SEP 27, 2017   Meeting Type: Annual
Record Date:  AUG 04, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Carl Steen               For       Against      Management


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HOEGH LNG PARTNERS LP

Ticker:       HMLP           Security ID:  Y3262R100
Meeting Date: SEP 15, 2017   Meeting Type: Annual
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director David Spivak             For       For          Management


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HOEGH LNG PARTNERS LP

Ticker:       HMLP           Security ID:  Y3262R100
Meeting Date: JUN 06, 2018   Meeting Type: Annual
Record Date:  MAY 04, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Morten Hoegh             For       Withhold     Management


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KNOT OFFSHORE PARTNERS LP

Ticker:       KNOP           Security ID:  Y48125101
Meeting Date: AUG 09, 2017   Meeting Type: Annual
Record Date:  JUL 11, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Hans Petter Aas          For       For          Management
2     Please vote FOR if Units are Owned by   None      Against      Management
      a Resident of Norway for Purposes of
      the Tax Act on Income And Wealth, or
      vote AGAINST if Units are Not Held by
      a Resident of Norway for Purposes of
      the Tax Act on Income and Wealth


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PLAINS ALL AMERICAN PIPELINE, L.P.

Ticker:       PAA            Security ID:  726503105
Meeting Date: MAY 15, 2018   Meeting Type: Annual
Record Date:  MAR 20, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Bobby S. Shackouls       For       Withhold     Management
1.2   Elect Director Christopher M. Temple    For       For          Management
2     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management


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TARGA RESOURCES CORP.

Ticker:       TRGP           Security ID:  87612G101
Meeting Date: MAY 24, 2018   Meeting Type: Annual
Record Date:  APR 02, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robert B. Evans          For       For          Management
1.2   Elect Director Joe Bob Perkins          For       For          Management
1.3   Elect Director Ershel C. Redd, Jr.      For       For          Management
2     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation


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WESTERN GAS PARTNERS, LP

Ticker:       WES            Security ID:  958254104
Meeting Date: OCT 17, 2017   Meeting Type: Special
Record Date:  SEP 05, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Omnibus Stock Plan              For       Against      Management
2     Adjourn Meeting                         For       Against      Management


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WESTERN REFINING LOGISTICS, LP

Ticker:       WNRL           Security ID:  95931Q205
Meeting Date: OCT 27, 2017   Meeting Type: Written Consent
Record Date:  SEP 28, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Merger Agreement                For       For          Management
2     Advisory Vote on Golden Parachutes      For       For          Management

========== END NPX REPORT

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                                 SIGNATURES




        Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              Goldman Sachs MLP Income Opportunities Fund
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By (Signature and Title) /s/ James A. McNamara
                         ------------------------------------------------------
                         Chief Executive Officer

Date  August 29, 2018
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